Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation
(a)	Basis of presentation and principle of consolidation

The unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited interim financial information as of December 31, 2021 and for the six months ended December 31, 2021 and 2020 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended June 30, 2021, which was filed with the SEC on October 15, 2021.

In the opinion of management, all adjustments (including normal recurring adjustments) necessary to present a fair statement of the Company’s unaudited financial position as of December 31, 2021, its unaudited results of operations for the six months ended December 31, 2021 and 2020, and its unaudited cash flows for the six months ended December 31, 2021 and 2020, as applicable, have been made. The unaudited interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Consolidation of Variable Interest Entity
(b)	Consolidation of Variable Interest Entity

Material terms of the Hunan MYT VIE Agreements and 39Pu VIE Agreements are described below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreements, Shanghai MYT and 39Pu each provides Hunan MYT with technical support, consulting services and management services on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Hunan MYT and 39Pu each granted an irrevocable and exclusive option to Shanghai MYT to purchase from each of Hunan MYT and 39Pu, any or all of Hunan MYT’s and 39Pu assets at the lowest purchase price permitted under the PRC laws. Should Shanghai MYT exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Hunan MYT and 39Pu by Shanghai MYT under the agreement, Shanghai MYT is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus amount of the services fees or ratio decided by the board of directors of Shanghai MYT based on the value of services rendered by Shanghai MYT and the actual income of Hunan MYT and 39Pu from time to time, which is substantially equal to all of the net income of Hunan MYT and 51% of net income of 39Pu, respectively.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by Shanghai MYT with 30-day prior written notice. Hunan MYT or 39Pu does not have the right to terminate the agreement unilaterally. Shanghai MYT may unilaterally extend the term of this agreement with prior written notice.

Exclusive Option Agreement

Under the Exclusive Option Agreement between Peng Fang and Shanghai MYT, irrevocably granted Shanghai MYT (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Hunan MYT. The option price is equal to the capital paid in by Peng Fang subject to any appraisal or restrictions required by applicable PRC laws and regulations.

Under the Exclusive Option Agreement between three shareholders of 39Pu and Shanghai MYT, the three shareholders irrevocably granted Shanghai MYT (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in 39Pu. The option price is equal to the capital paid in by the three shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations.

The agreement remains effective for a term of ten years and may be renewed at Shanghai MYT’s election.

Share Pledge Agreement

Under the Share Pledge Agreement, Peng Fang and the three shareholders of 39Pu each pledged all of their equity interests in Hunan MYT and 39Pu to Shanghai MYT to guarantee the performance of Hunan MYT’s and 39Pu’s obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in any event of default, as set forth in the Share Pledge Agreement, including that Hunan MYT or Peng Fang, 39Pu or the three shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Shanghai MYT, as pledgee, will be entitled to certain rights, including, but not limited to, the right to dispose of the pledged equity interest in accordance with applicable PRC laws. Shanghai MYT shall have the right to collect any and all dividends declared or generated in connection with the equity interest during the term of pledge.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Hunan MYT and 39Pu, respectively. Shanghai MYT shall cancel or terminate the Share Pledge Agreement upon Hunan MYT’s and 39Pu’s full payment of fees payable under the Exclusive Business Cooperation Agreement.

Timely Reporting Agreement

To ensure Hunan MYT and 39Pu promptly provide all of the information that Shanghai MYT and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between Shanghai MYT, and Hunan MYT and 39Pu, respectively. Under the Timely Reporting Agreement, Hunan MYT and 39Pu each agreed that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.

Although it is not explicitly stipulated in the Timely Reporting Agreement, the parties agreed its term shall be the same as that of the Exclusive Business Cooperation Agreement.

Power of Attorney

Under the Power of Attorney, Peng Fang and the three shareholders of 39Pu each authorized Shanghai MYT to act on her behalf as her exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association of Hunan MYT and 39Pu, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Hunan MYT and 39Pu.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution of this Power of Attorney, so long as Peng Fang is a shareholder of Company.

The VIE Agreements became effective immediately upon their execution.

Material terms of the BTB VIE Agreements among BTB Qingdao, BTB Hunan, BTB Hunan Digital and their shareholders are identical to those of Hunan MYT VIE Agreements.

VIE is an entity that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Shanghai MYT is deemed to have a controlling financial interest and be the primary beneficiary of Hunan MYT and 39Pu, because it has both of the following characteristics:

1.	power to direct activities of a VIE that most significantly impact the entity’s economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Pursuant to the VIE Agreements, Hunan MYT and 39Pu pay service fees equal to 100% and 51% of its net income to Shanghai MYT, respectively. At the same time, Shanghai MYT is entitled to receive 100% and 51% of expected residual returns from Hunan MYT and 39Pu, respectively. The VIE Agreements are designed so that Hunan MYT and 39Pu operate for the benefit of the Company. Accordingly, the accounts of Hunan MYT are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company’s consolidated financial statements.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE agreements, it may not be able to exert effective control over Hunan MYT or 39Pu and its ability to conduct its business may be materially and adversely affected.

As of December 31, 2021, the Company had three VIEs. All of the Company’s main current operations are conducted through the Company’s VIEs and their subsidiaries. Current regulations in China permit VIEs and their subsidiaries to pay dividends to the Company only out of their accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of VIEs and their subsidiaries to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

The following financial statement balances and amounts only reflect the financial position and financial performances of the Company’s VIEs and their subsidiaries, which were included in the consolidated financial statements as of December 31 and June 30, 2021:

	December 31, 2021	June 30, 2021
	(unaudited)
Cash	$1,347,708	$1,781,565
Short-term investments	771,034	2,526,328
Accounts receivable	345,699	-
Inventories	941,779	1,466,996
Loans due from a third party	-	12,580,671
Other current assets	846,050	685,955
Investments in equity investees	2,211,335	-
Property and equipment, net	2,321,377	2,002,108
Deposits for plant, property and equipment	48,684,354	1,006,234
Right of use assets	624,959	1,165,172
Other noncurrent assets	95,656	89,482
Total Assets	$58,189,951	$23,304,511

Due to BTB*	$10,427,766	$20,593,791
Other current liabilities	978,010	1,614,750
Total Liabilities	$11,405,776	$22,208,541

*	Payable due to BTB is eliminated upon consolidation.

	For the Six Months Ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Revenue	$1,304,789	$3,874,080
Net income (loss)	$(3,786,006)	$377,453

Segment reporting
(c)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services.

For the six months ended December 31, 2021, the Company has three operating business lines, including retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT, dark tea distribution business by 39Pu and planned blockchain business to be conducted by Hunan BTB. Based on management’s assessment, the Company has determined that the three operating business lines are three operating segments as defined by ASC 280.

For the six months ended December 31, 2020, the Company has two operating business lines, including retail business by provision of high-quality tea beverages in its tea shop chain business conducted by Hunan MYT, dark tea distribution business by 39Pu. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280.

Trade receivables
(d)	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company considered the amounts of receivables in dispute and believes an allowance for these receivables were not necessary as at December 31, 2021 and June 30, 2021.

Inventories
(e)	Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost and market. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of income and comprehensive income.

Revenue recognition
(f)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) beginning on July 1, 2018 using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services.

During the six months ended December 31, 2021 and 2020, the Company generated revenues primarily from sales of tea products, beverages and light meals in its tea shop chains by Hunan MYT, and from sales of dark team products by 39Pu.

Sales of tea products, beverages and light meals in retail shop chains by Hunan MYT

Customers place order and pay for tea products, beverage drinks and light meals in the Company’s tea shop chains. Revenues are recognized at the point of delivery to customers. Customers that purchase prepaid cards are issued additional points for free at the time of purchase. Cash received from the sales of prepaid vouchers are recognized as unearned income. Consideration collected for prepaid cards is equally allocated to each point as an element, including the points issued for free, to determine the transaction price for each point. The allocated transaction price are recognized as revenues upon the redemption of the points for purchases.

Sales of dark tea products by 39Pu - The Company identifies a single performance obligation from contracts. The Company recognizes revenues on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, subject to inventory risks and has the discretion in establishing prices. The transaction fees are fixed. Payments received in advance from customers are recorded as “advance from customers” in the consolidated balance sheets. Advance from customers is recognized as revenue when the Company delivers the courses to its customers. Such advance payment received are non-refundable. In cases where fees are collected after the sales, revenue and accounts receivable are recognized upon delivery of products to the Company.

Disaggregation of revenue - The Company disaggregates its revenue from contracts by segments, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the six months ended December 31, 2021 and 2020 is as follows:

	For the Six Months Ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Sales by Hunan MYT	$103,395	$169,656
Sales by 39Pu	1,201,394	3,704,424
	$1,304,789	$3,874,080

Investments in equity securities
(g)	Investments in equity securities

The investments for which the Company has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method. When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

The Company elected to record a majority of equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic.

Recently announced accounting standards
(h)	Recently announced accounting standards

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. Its mandatory effective dates are as follows: 1. Public business entities that meet the definition of an SEC filer for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; 2. All other public business entities for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years; and 3. All other entities (private companies, not-for-profit organizations, and employee benefit plans) for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. On November 15, 2019, FASB issued ASU 2019-10 which provides a framework to stagger effective dates for future major accounting standards (including ASC 326 Financial instrument-credit losses) and amends the effective dates to give implementation relief to certain type of entities: 1. Public business entities that meet the definition of an SEC filer, excluding entities eligible to be Smaller Reporting Companies, or SRC, as defined by the SEC, for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; and 2. All other entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an “emerging growth company,” or EGC, the Company has elected to take advantage of the extended transition period provided in the Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards applicable to private companies. The Company will adopt ASU 2016-13 and its related amendments effective January 1, 2023, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.